ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 2,460,780	$ 924,236
Charge to expenses	1,960,604	1,561,805	$ 630,980
Foreign exchange loss (gain)	281,010	(25,261)
Balance at end of the year	$ 4,702,394	$ 2,460,780	$ 924,236